Leases	12 Months Ended
Dec. 31, 2023
Lease liabilities [abstract]
Leases [Text Block]

8) Leases

	Year ended
	December 31, 2023	December 31, 2022
Recognized in the consolidated statements of income (loss) and comprehensive income (loss):
Interest on lease liabilities (note 23)	$52	$84
Variable lease payments not included in the measurement of lease liabilities	$17,090	$10,897
Expenses relating to short-term leases	$958	$730

Recognized in the consolidated statements of cash flows:
Operating activities	$14,920	$10,218
Financing activities	580	569
Total cash outflow for leases	$15,500	$10,787

The Company's contract with its mining contractor, which began on September 1, 2022 and runs until August 31, 2025, was assessed to contain a lease in accordance with IFRS 16 Leases. The contractual payments are variable in that they are directly linked to operational volumes and distances. Accordingly, these payments were excluded from the measurement of the lease liability and the right-of-use asset, with no resulting lease liability or right-of-use asset. The variable lease payments are recognized in operating costs (note 23) in the consolidated statements of income (loss) and comprehensive income (loss).

At December 31, 2023 and December 31, 2022, the Company had one right-of-use asset and lease liability.

Right-of-use assets

Mine properties, plant and equipment (note 7) includes a leased building recognized as a right-of-use asset.

	Buildings	Total
Cost
Balance at December 31, 2022	$2,723	$2,723
Additions	-	-
Balance at December 31, 2023	$2,723	$2,723
Accumulated Depreciation
Balance at December 31, 2022	$894	$894
Depreciation	510	510
Balance at December 31, 2023	$1,404	$1,404
Net Book Value
At December 31, 2022	$1,829	$1,829
At December 31, 2023	$1,319	$1,319

Lease liabilities

	December 31, 2023	December 31, 2022
Maturity analysis - contractual undiscounted cash flows:
Less than one year	$600	$581
One to five years	985	1,585
Total undiscounted lease liabilities	$1,585	$2,166
Lease liabilities included in the consolidated statements of financial position:
Current	$600	$581
Non-current	$925	$1,473